SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2020
Summary Of Significant Accounting Policies [Abstract]
Estimated Useful Life of Assets
The Company records depreciation using the straight-line method over the estimated useful lives of the capital assets, as follows:

Computer equipment	3 years

Furniture and fixtures	3 years

Leasehold improvements	Remaining term of the lease